Shareholders' Equity - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Jun. 07, 2024	Dec. 31, 2023	May 23, 2022
Stockholders' Equity Note [Abstract]
Common shares, shares authorized (in shares)	750,000,000		750,000,000
Common shares, par value (in Dollars per share)	$ 0.01		$ 0.01
Preferred shares, shares authorized (in shares)	100,000,000
Preference shares par value (in Dollars per share)	$ 0.01
Common shares, shares issued (in shares)	45,108,936		44,500,879
Earnout shares issued (in shares)	39,200
Share repurchase program, authorized maximum (in shares)		7,500,000		5,000,000
Share repurchase program, authorized amount, maximum				$ 5,000
Share repurchase program, increase in authorized (in shares)		2,500,000